Loan Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2019	$ 437
2020	378
2021	319
2022	261
2023	202
Thereafter	253
Total	$ 1,850	$ 2,125	$ 2,271	$ 2,040